SHARE CAPITAL - Share Purchase Warrants (Details)	Dec. 31, 2019 $ / shares shares
Disclosure of classes of share capital
Number outstanding	18,250,000
Exercise Price $1.56 Expiry Date July 8, 2021
Disclosure of classes of share capital
Number outstanding	5,000,000
Exercise Price US$ | $ / shares	$ 1.56
Exercise Price $2.41 Expiry Date July 8, 2021
Disclosure of classes of share capital
Number outstanding	3,250,000
Exercise Price US$ | $ / shares	$ 2.41
Exercise Price $2.41 Expiry Date December 23, 2021
Disclosure of classes of share capital
Number outstanding	5,000,000
Exercise Price US$ | $ / shares	$ 2.41
Exercise Price $3.28 Expiry Date June 29, 2023
Disclosure of classes of share capital
Number outstanding	5,000,000
Exercise Price US$ | $ / shares	$ 3.28